Intangible Assets, Net (Tables)	12 Months Ended
Sep. 30, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

As of September 30, 2024 and 2025, intangible assets, net consisted of the following:

	As of September 30,
	2024	2025
Patents	$2,447,865	$2,412,999
Software copyright	638,573	629,478
Subtotal	3,086,438	3,042,477
Accumulated amortization	(1,028,813)	(1,622,654)
Impairment	-	(1,419,823)
Intangible assets, net	$2,057,625	$-